Description of Business	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Description of Business
1.	Description of Business

Mast Therapeutics, Inc., a Delaware corporation (“Mast Therapeutics,” “we” or “our company”), is a biopharmaceutical company focused on developing clinical-stage therapies for serious or life-threatening diseases. We have devoted substantially all of our resources to research and development (“R&D”) and acquisition of our product candidates. We have not yet marketed or sold any products or generated any significant revenue. Through our acquisition of Aires Pharmaceuticals, Inc. (“Aires”) in February 2014, we acquired AIR001, a sodium nitrite solution for intermittent inhalation via nebulization, which we are developing for the treatment of heart failure with preserved ejection fraction (HFpEF).  Through our acquisition of SynthRx, Inc. (“SynthRx”) in 2011, we acquired vepoloxamer (also known as MST-188).

On January 6, 2017, we entered into an Agreement and Plan of Merger and Reorganization with Savara Inc., a privately-held, clinical-stage specialty pharmaceutical company focused on the development and commercialization of novel therapies for the treatment of serious or life-threatening rare respiratory diseases. Pursuant to the merger agreement, subject to the satisfaction or waiver of the conditions set forth in the agreement, including the approval of our stockholders and Savara’s stockholders, our wholly-owned subsidiary, Victoria Merger Corp. (formed for the purpose of this transaction), will merge with and into Savara, with Savara surviving the merger as a wholly-owned subsidiary of our company and Savara stockholders receiving newly issued shares of our common stock in exchange for their Savara stock. The transactions contemplated by the merger agreement will result in a change in control of our company, with approximately 76% of the shares of our common stock outstanding after consummation of the merger expected to be held by the former Savara securityholders and approximately 24% of such shares expected to be held by our stockholders, assuming no adjustments are required under the merger agreement as a result of our net cash at closing being less than zero dollars or changes to our company’s or Savara’s capitalization at closing of the transaction relative to when we entered into the merger agreement. The merger agreement contemplates that, immediately following the merger, the combined company’s name will be changed from “Mast Therapeutics, Inc.” to “Savara Inc.,” the board of directors will consist of seven members, five of which will be the current directors of Savara and two of which will be independent directors designated by us, which are expected to be two of our current independent directors, and the executive officers of the combined company will be designated by Savara with Savara’s Chief Executive Officer, Robert Neville, being the combined company’s Chief Executive Officer, and Savara’s Chief Financial Officer, David Lowrance, being the combined company’s Chief Financial Officer. The transaction is expected to close in the second quarter of 2017. The combined company’s pipeline would include:

•

AeroVanc, an inhaled dry-powder vancomycin to treat chronic methicillin-resistant Staphylococcus aureus (MRSA) pulmonary infection in cystic fibrosis (CF), which is in preparation for a pivotal Phase 3 clinical study;

•	Molgradex, an inhaled nebulized GM-CSF to treat pulmonary alveolar proteinosis (PAP), which is currently in Phase 2/3 development; and
•	AIR001, our lead product candidate.

Liquidity as of December 31, 2016

The accompanying consolidated financial statements have been prepared assuming we will continue to operate as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  However, our working capital, anticipated operating expenses and net losses and the uncertainties surrounding our ability to raise additional capital as needed, as discussed below, raise substantial doubt about our ability to continue as a going concern.  The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

We have incurred significant operating losses since inception and have relied on our ability to fund our operations primarily though equity financings and a debt financing.  For the years ended December 31, 2016, 2015 and 2014, we incurred losses from operations of $36.5 million, $39.4 million and $29.3 million, respectively, and our net cash used in operating activities was $37.3 million, $32.9 million and $24.6 million, respectively.  At December 31, 2016, we had an accumulated deficit of $311.1 million, our cash, cash equivalents and investment securities totaled $11.3 million, and our working capital was $7.3 million.  Our planned operating activities call for expenditures over the next 12 months to exceed our working capital as of December 31, 2016 and our ability to raise additional capital as needed is uncertain.  We are focused on managing our operating expenses and maintaining adequate capital to run our business through consummation of the proposed merger with Savara.  In addition to managing our operating expenses, we are exploring opportunities to monetize our vepoloxamer-related assets prior to consummation of the merger.  There can be no assurance that we will be successful in completing the merger with Savara, monetizing our vepoloxamer-related assets, or maintaining or raising sufficient additional capital to fund continued operations.  We expect that our cash, cash equivalents and investment securities as of December 31, 2016, would be sufficient to fund our operations into the second quarter of 2017.

In addition to the uncertainties surrounding our ability to consummate the proposed merger with Savara or to raise additional capital as needed, which raise substantial doubt about our ability to continue as a going concern, our business, operating results, financial condition, and prospects are subject to significant other risks and uncertainties, including, regarding our ability to successfully develop, obtain regulatory approval for, and license or commercialize our product candidates.

Liquidity as of December 31, 2015

The consolidated financial statements as of and for the year ended December 31, 2015 have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  We have incurred significant operating losses since inception and have relied on our ability to fund our operations primarily through equity financings and a debt financing. For the years ended December 31, 2015 and 2014, we incurred losses from operations of $39.4 million and $29.3 million, respectively, and our net cash used in operating activities was $32.9 million and $24.6 million, respectively.  At December 31, 2015, we had an accumulated deficit of $275.0 million, our cash, cash equivalents and investment securities totaled $41.0 million, and our working capital was $19.1 million.  As of December 31, 2015, based upon planned operating activities that assumed positive results in the Phase 3 (EPIC) clinical study of vepoloxamer in sickle cell disease and our cash, cash equivalents and investment securities balances and working capital as of December 31, 2015, we intended to raise additional capital before the fourth quarter of 2016 through equity or debt financings and/or through collaborations, including licensing agreements, to fund our operations.  Subject to limited exceptions, our loan and security agreement with Hercules prohibited us from incurring indebtedness without Hercules’ prior written consent.  If we were unable to raise sufficient additional capital before the fourth quarter of 2016, or in the case of negative results from the EPIC study and prepayment to Hercules on July 31, 2016 of $10 million of the principal balance under our debt facility, we planned to immediately reduce the scope of our operations, including by delaying or discontinuing investment in development and commercialization efforts for vepoloxamer in sickle cell disease and heart failure.  In that case, we expected that our cash, cash equivalents and investment securities as of December 31, 2015, together with the net proceeds from the underwritten public offering we completed in February 2016, would be sufficient to fund our operations, as reduced in scope, into the first quarter of 2017.